UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Potomac Defensive Bull Fund-
Institutional Class

TICKER: CRDBX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$133	1.12%
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Defensive Bull Fund returned 37.40%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Aggressive Index returned 20.11% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, and importantly, the model moved to cash in early March 2026 and was able to avoid a large part of the S&P 500's decline from February 2026 to the end of March 2026. In April 2026, when the weight of the evidence in our composite model pointed to a favorable risk-reward profile in the market, we added concentrated exposure that allowed us to more than participate in a strong advance that played out until the end of the fiscal year.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	37.40%	15.95%	20.91%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Aggressive Index	20.11%	9.14%	12.51%
(A)	The Potomac Defensive Bull Fund Institutional Class shares commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$3,684,191,869
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	1,275%
Total Advisory Fees Paid ($)	$23,092,707

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crdbx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Defensive Bull Fund-
Class R

TICKER: SDDBX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/sddbx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$19	2.09%
[1]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 37.40%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Aggressive Index returned 20.11% in the same period. The Fund posted a strong absolute return due to concentrated exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, and importantly, the model moved to cash in early March 2026 and was able to avoid a large part of the S&P 500's decline from February 2026 to the end of March 2026. In April 2026, when the weight of the evidence in our composite model pointed to a favorable risk-reward profile in the market, we added concentrated exposure that allowed us to more than participate in a strong advance that played out until the end of the fiscal year.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	2.00%
S&P 500® Index	-0.73%
S&P Target Risk Aggressive Index	-0.20%
(A)	The Potomac Defensive Bull Fund Class R shares commenced operations on May 28, 2026.
Fund Statistics
Net Assets ($)	$3,684,191,869
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	1,275%
Total Advisory Fees Paid ($)	$23,092,707

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	72.07%
State Street Institutional U.S. Government Money Market Fund Premier Class	11.39%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.20%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/sddbx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Managed Volatility Fund-
Institutional Class

TICKER: CRMVX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$140	1.36%
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Managed Volatility Fund returned 5.86%. The Bloomberg Global-Aggregate Total Return Index returned 0.62% in the same period. The S&P Target Risk Conservative Index returned 9.96% in the same period. The Fund posted a strong return relative to the primary benchmark due to positions in ETFs with exposure to Convertible Bonds, Commodities, and trend following strategies. Additionally, the Fund was able to obtain exposure to High Yield bonds when our High Yield timing model indicated positive risk-reward opportunities in that market.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	5.86%	2.38%	2.87%
Bloomberg Global-Aggregate Total Return Index	0.62%	-1.55%	-0.87%
S&P Target Risk Conservative Index	9.96%	3.80%	5.06%
(A)	The Potomac Managed Volatility Fund Institutional Class shares commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$242,510,335
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	1,096%
Total Advisory Fees Paid ($)	$2,255,466
What did the Fund invest in?
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%

1

Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crmvx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Managed Volatility Fund-
Class R

TICKER: SDMVX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/sdmvx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.30%
[1]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 5.86%. The Bloomberg Global-Aggregate Total Return Index returned 0.62% in the same period. The S&P Target Risk Conservative Index returned 9.96% in the same period. The Fund posted a strong return relative to the primary benchmark due to positions in ETFs with exposure to Convertible Bonds, Commodities, and trend following strategies. Additionally, the Fund was able to obtain exposure to High Yield bonds when our High Yield timing model indicated positive risk-reward opportunities in that market.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	0.20%
Bloomberg Global-Aggregate Total Return Index	-0.45%
S&P Target Risk Conservative Index	0.13%
(A)	The Potomac Managed Volatility Fund Class R shares commenced operations on May 28, 2026.
Fund Statistics
Net Assets ($)	$242,510,335
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	1,096%
Total Advisory Fees Paid ($)	$2,255,466

1

What did the Fund invest in?
Top Holdings (% of net assets)

BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24.50%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	22.69%
Vanguard Emerging Markets Government Index Fund ETF	12.38%
Invesco DB US Dollar Index Bullish Fund	12.36%
iShares Fallen Angels USD Bond ETF	12.34%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	12.28%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.93%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/sdmvx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Opportunities Fund-
Institutional Class

TICKER: CRTOX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$154	1.36%
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Tactical Opportunities Fund returned 26.15%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Balanced Index returned 16.05% in the same period. The Fund posted a strong absolute return due to exposure to the NASDAQ 100 when our NASDAQ timing model identified periods of time when risk-reward was favorable for that index. Additionally, the Fund's momentum strategy was able to identify strong trends in the metals and mining space with added upside from exposure to the silver miners. The strategy also benefitted from exposure to the strong trend in semiconductor stocks that was in place for much of the fiscal year.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	26.15%	4.67%	7.79%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Balanced Index	16.05%	7.02%	9.53%
(A)	The Potomac Tactical Opportunities Fund Institutional Class shares commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$245,830,468
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,177%
Total Advisory Fees Paid ($)	$2,214,399
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%

1

Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crtox/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Opportunities Fund-
Class R

TICKER: SDTOX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/sdtox/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.30%
[1]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 26.15%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Balanced Index returned 16.05% in the same period. The Fund posted a strong absolute return due to exposure to the NASDAQ 100 when our NASDAQ timing model identified periods of time when risk-reward was favorable for that index. Additionally, the Fund's momentum strategy was able to identify strong trends in the metals and mining space with added upside from exposure to the silver miners. The strategy also benefitted from exposure to the strong trend in semiconductor stocks that was in place for much of the fiscal year.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	3.10%
S&P 500® Index	-0.73%
S&P Target Risk Balanced Index	-0.07%
(A)	The Potomac Tactical Opportunities Fund Class R shares commenced operations on May 28, 2026.
Fund Statistics
Net Assets ($)	$245,830,468
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,177%
Total Advisory Fees Paid ($)	$2,214,399

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	11.48%
VanEck Semiconductor ETF	10.43%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	9.92%
iShares Russell 2000 Growth ETF	9.87%
iShares Russell 2000 ETF	9.75%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	9.72%
State Street® SPDR® S&P® Metals & Mining ETF	9.63%
Global X Silver Miners ETF	9.62%
State Street® Energy Select Sector SPDR® ETF	9.59%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.58%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/sdtox/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Rotation Fund-
Institutional Class

TICKER: CRTBX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$147	1.33%
Management's Discussion of Fund Performance.

For the year ended June 30, 2026, the Potomac Tactical Rotation Fund returned 20.51%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Moderate Index returned 11.99% in the same period. The Fund posted a strong absolute return due to exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, the Fund's momentum strategy was able to identify strong trends in ETFs with exposure to Japan, the Equal Weight Quality factor, Convertible Bonds, and a broad-based equity index. Underperformance relative to the S&P 500 was largely a function of the investible universe of ETFs for the Fund mostly having a beta and/or standard deviation that is less than the S&P 500.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	Since Inception(A) (07/01/2020)
Institutional Class	20.51%	5.86%	9.25%
S&P 500® Index	22.32%	13.41%	17.48%
S&P Target Risk Moderate Index	11.99%	4.88%	6.55%
(A)	The Potomac Tactical Rotation Fund Institutional Class shares commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$280,848,253
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	588%
Total Advisory Fees Paid ($)	$2,494,558

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Material Fund Changes

Effective November 1, 2025, the Fund may invest in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures. Additionally, the Fund may invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crtbx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactical Rotation Fund-
Class R

TICKER: SDTRX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/sdtrx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$20	2.27%
[1]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. For the year ended June 30, 2026, the Institutional Class shares of the Fund returned 20.51%. The S&P 500 Index returned 22.32% in the same period. The S&P Target Risk Moderate Index returned 11.99% in the same period. The Fund posted a strong absolute return due to exposure to the S&P 500 when the risk-reward profile was favorable based on the signals from our composite timing model. Additionally, the Fund's momentum strategy was able to identify strong trends in ETFs with exposure to Japan, the Equal Weight Quality factor, Convertible Bonds, and a broad-based equity index. Underperformance relative to the S&P 500 was largely a function of the investible universe of ETFs for the Fund mostly having a beta and/or standard deviation that is less than the S&P 500.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Total Returns
Since Inception(A) (05/28/2026)
Class R	2.40%
S&P 500® Index	-0.73%
S&P Target Risk Moderate Index	0.06%
(A)	The Potomac Tactical Rotation Fund Class R shares commenced operations on May 28, 2026.
Fund Statistics
Net Assets ($)	$280,848,253
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	588%
Total Advisory Fees Paid ($)	$2,494,558

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 0-3 Month Treasury Bond ETF	19.23%
State Street Institutional U.S. Government Money Market Fund Premier Class	16.02%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	10.40%
Astoria US Equal Weight Quality Kings ETF	9.98%
Vanguard Total Stock Market ETF	9.98%
WisdomTree U.S. Quality Dividend Growth Fund	9.90%
State Street® SPDR® Bloomberg Convertible Securities ETF	9.87%
WisdomTree Japan Hedged Equity Fund	9.87%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets, including futures contracts, in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/sdtrx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Potomac Tactically Passive Fund-
Institutional Class

TICKER: CRTPX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactically Passive Fund ("Fund") for the period of February 11, 2026 (commencement of Institutional Class shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/crtpx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Institutional Class	$56	1.45%
[1]	Amount shown reflects the expenses of the Institutional Class shares from February 11, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

From inception on February 11, 2026, until the end of the fiscal year on June 30, 2026, the Potomac Tactically Passive Fund returned 1.70%. The S&P 500 Index returned 8.56% in the same period. Underperformance relative to the benchmark is a function of the composite model that drives investment positioning in the Fund moving to a cash position in early April while the S&P 500 was moving strongly higher.

Fund Statistics
Net Assets ($)	$139,204,049
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$290,236
What did the Fund invest in?
Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crtpx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Tactically Passive Fund-
Class R

TICKER: SDTPX

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about the Potomac Tactically Passive Fund ("Fund") for the period of May 28, 2026 (commencement of Class R shares operations) to June 30, 2026. You can find additional information about the Fund at https://potomacfunds.com/sdtpx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment[1]	Costs Paid as a Percentage of a $10,000 Investment[2]
Class R	$21	2.42%
[1]	Amount shown reflects the expenses of the Class R shares from May 28, 2026 (commencement of operations) through June 30, 2026. Expenses for a full fiscal year would be higher.
[2]	Expense ratio is annualized.
Management's Discussion of Fund Performance.

Class R shares of the Fund commenced investment operations on May 28, 2026. From inception on February 11, 2026, until the end of the fiscal year on June 30, 2026, the Institutional Class shares returned 1.70%. The S&P 500 Index returned 8.56% in the same period. Underperformance relative to the benchmark is a function of the composite model that drives investment positioning in the Fund moving to a cash position in early April while the S&P 500 was moving strongly higher.

Fund Statistics
Net Assets ($)	$139,204,049
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$290,236
What did the Fund invest in?
Top Holdings (% of net assets)

State Street® SPDR® Portfolio S&P 500® ETF	98.84%
State Street Institutional U.S. Government Money Market Fund Premier Class	0.47%
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/sdtpx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that John W. Czechowicz is an audit committee financial expert. Mr. Czechowicz is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$65,500	$52,700
Audit-Related Fees	$0	$0
Tax Fees	$17,500	$14,000
All Other Fees	$1,000	$1,000

Nature of Tax Fees: includes fees for services performed with respect to tax compliance.
All Other Fees: Review of Semi-Annual Financials and Form N-CSR.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted preapproval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees		FYE 6/30/2026	FYE 6/30/2025
Registrant		$18,500	$15,000
Registrant’s Investment Adviser		$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Potomac Defensive Bull Fund
		Schedule of Investments
	June 30, 2026
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
3,545,480	iShares Core S&P 500 ETF *	$2,655,174,517

Fixed Income
6,737,059	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF #	338,874,068
Total for Exchange Traded Funds (Cost - $2,965,877,156)		2,994,048,585	81.27%

MONEY MARKET FUNDS
419,520,900	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.60% +	419,520,900	11.39%
Total for Money Market Funds (Cost - $419,520,900)

	Total Investments (Cost - $3,385,398,056)	3,413,569,485	92.66%

	Other Assets in Excess of Liabilities	270,622,384	7.34%

	Net Assets	$3,684,191,869	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.blackrock.com/prospectus.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund
Schedule of Futures Contracts
June 30, 2026
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poor's 500 Futures ***	9,470	9/18/2026	$ 3,574,096,375	$ 20,733,120

Total	9,470		$ 3,574,096,375	$ 20,733,120

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund
		Schedule of Investments
		June 30, 2026
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
High Yield Bond
1,342,400	BondBloxx BB Rated USD High Yield Corporate Bond ETF #	$ 55,031,688
662,900	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	29,777,468
1,624,900	BondBloxx CCC Rated USD High Yield Corporate Bond ETF #	59,414,469
1,098,300	iShares Fallen Angels USD Bond ETF	29,917,692
446,500	Vanguard Emerging Markets Government Index Fund ETF	30,022,660
		204,163,977

Trading Miscellaneous
1,055,200	Invesco DB US Dollar Index Bullish Fund #	29,978,232
Total for Exchange Traded Funds (Cost - $233,480,748)		234,142,209	96.55%

MONEY MARKET FUNDS
7,096,928	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.60% +	7,096,928	2.93%
Total for Money Market Funds (Cost - $7,096,928)

	Total Investments (Cost - $240,577,676)	241,239,137	99.48%

	Other Assets in Excess of Liabilities	1,271,198	0.52%

	Net Assets	$242,510,335	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund
		Schedule of Investments
	June 30, 2026
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
305,400	Global X Silver Miners ETF	$ 23,656,284
1,504,900	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	23,897,812
79,800	iShares Russell 2000 ETF	23,975,910
61,560	iShares Russell 2000 Growth ETF	24,252,178
444,100	State Street® Energy Select Sector SPDR® ETF	23,586,151
221,400	State Street® SPDR® S&P® Metals & Mining ETF	23,674,302
39,080	VanEck Semiconductor ETF	25,632,181
		168,674,818

Fixed Income
484,976	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	24,394,293
280,349	iShares 0-3 Month Treasury Bond ETF	28,222,734
		52,617,027
Total for Exchange Traded Funds (Cost - $221,948,006)		221,291,845	90.02%

MONEY MARKET FUNDS
11,256,611	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.60% +	11,256,611	4.58%
Total for Money Market Funds (Cost $11,256,611)

	Total Investments (Cost - $233,204,617)	232,548,456	94.60%

	Other Assets in Excess of Liabilities	13,282,012	5.40%

	Net Assets	$ 245,830,468	100.00%

+ The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
		Schedule of Investments
	June 30, 2026
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
657,300	Astoria US Equal Weight Quality Kings ETF #	$ 28,020,699
75,720	Vanguard Total Stock Market ETF	28,019,429
159,700	WisdomTree Japan Hedged Equity Fund	27,711,144
290,900	WisdomTree U.S. Quality Dividend Growth Fund	27,815,858
		111,567,130

Fixed Income
580,847	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	29,216,604
536,507	iShares 0-3 Month Treasury Bond ETF	54,010,160
257,100	State Street® SPDR® Bloomberg Convertible Securities ETF	27,720,522
		110,947,286
Total for Exchange Traded Funds (Cost - $214,480,269)		222,514,416	79.23%

MONEY MARKET FUNDS
44,989,076	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.60% +	44,989,076	16.02%
Total for Money Market Funds (Cost $44,989,076)

	Total Investments (Cost - $259,469,345)	267,503,492	95.25%

	Other Assets in Excess of Liabilities	13,344,761	4.75%

	Net Assets	$ 280,848,253	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
Schedule of Futures Contracts
June 30, 2026
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poors MidCap 400 Futures ***	359	9/18/2026	$ 139,471,500	$ 2,007,497

Total	359		$ 139,471,500	$ 2,007,497

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Potomac Tactically Passive Fund
		Schedule of Investments
	June 30, 2026
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
1,565,618	State Street® SPDR® Portfolio S&P 500® ETF *	$ 137,586,510
Total for Exchange Traded Funds (Cost - $131,344,257)		137,586,510	98.84%

MONEY MARKET FUNDS
655,505	State Street Institutional U.S. Government Money Market Fund	655,505	0.47%
	Premier Class - 3.60% +

Total for Money Market Funds (Cost - $655,505)

	Total Investments (Cost - $131,999,762)	138,242,015	99.31%

	Other Assets in Excess of Liabilities	962,034	0.69%

	Net Assets	$ 139,204,049	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ssga.com/us/en/institutional/etfs/state-street-spdr-portfolio-sp-500-etf-spym.
+ The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Potomac Funds

Statements of Assets and Liabilities	Defensive	Managed
June 30, 2026	Bull Fund	Volatility Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$3,074,695,417	$ 96,814,748
Affiliated Investment Securities at Fair Value*	338,874,068	144,424,389
Cash	31,000,000	30,163,340
Margin Deposits for Futures Contracts	270,476,489	-
Unrealized Appreciation on Futures Contracts	20,733,120	-
Receivable for Fund Shares Sold	22,379,840	1,556,224
Receivable for Securities Sold	818	-
Dividends Receivable	2,698,648	84,398
Interest Receivable	192,318	-
Total Assets	3,761,050,718	273,043,099
Liabilities:
Payable for Fund Shares Redeemed	3,443,766	145,271
Payable for Securities Purchased	70,178,257	30,132,053
Management Fees Payable	2,649,926	210,610
Service Fees Payable	586,818	44,748
Administration Service Fees Payable (Class R)	82	82
Total Liabilities	76,858,849	30,532,764
Net Assets	$3,684,191,869	$ 242,510,335
Net Assets Consist of:
Paid In Capital	$3,062,559,879	$ 242,346,926
Total Distributable Earnings	621,631,990	163,409
Net Assets	$3,684,191,869	$ 242,510,335

Institutional Class Shares
Net Assets	$3,684,089,918	$ 242,410,098
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	216,783,406	23,955,705
Net Asset Value, Offering Price and Redemption Price per Share	$ 16.99	$ 10.12

Class R Shares
Net Assets	$ 101,951	$ 100,237
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	10,000	10,000
Net Asset Value, Offering Price and Redemption Price per Share	$ 10.20	$ 10.02

* Unaffiliated Investments at Identified Cost	$3,046,536,781	$ 96,800,334
** Affiliated Investments at Identified Cost	$ 338,861,275	$ 143,777,342

Statements of Operations
For the fiscal year ended June 30, 2026

Investment Income:
Dividends from Unaffiliated Investments	$ 52,807,209	$ 7,005,787
Dividends from Affiliated Investments	10,767,674	4,741,054
Interest	1,099,294	144
Total Investment Income	64,674,177	11,746,985
Expenses:
Management Fees	23,092,707	2,255,466
Service Fees	5,106,714	478,346
Administration Service Fees (Class R)	82	82
Net Expenses	28,199,503	2,733,894

Net Investment Income	36,474,674	9,013,091

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	206,772,942	13,177,581
Net Realized Gain (Loss) on Affiliated Investments	190,523,274	(6,961,525)
Net Realized Gain on Futures Contracts	419,884,292	-
Net Change in Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments	27,707,862	(5,009,265)
Net Change in Net Unrealized Appreciation (Depreciation) on Affiliated Investments	(29,211,995)	647,047
Net Change in Net Unrealized Depreciation on Futures Contracts	(491,617)	-
Net Realized and Unrealized Gain on Investments	815,184,758	1,853,838

Net Increase in Net Assets from Operations	$ 851,659,432	$ 10,866,929

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Assets and Liabilities	Tactical	Tactical
June 30, 2026	Opportunities	Rotation

Assets:
Unaffiliated Investment Securities at Fair Value*	$232,548,456	$239,482,793
Affiliated Investment Securities at Fair Value**	-	28,020,699
Cash	2,037,919	1,309,736
Margin Deposits for Futures Contracts	10,088,940	9,171,801
Receivable for Fund Shares Sold	1,445,653	1,581,940
Dividends Receivable	185,211	142,738
Interest Receivable	3,344	7,479
Unrealized Appreciation on Futures Contracts	-	2,007,497
Total Assets	246,309,523	281,724,683
Liabilities:
Payable for Fund Shares Redeemed	184,823	181,043
Payable for Securities Purchased	37,919	408,566
Management Fees Payable	211,323	236,285
Service Fees Payable	44,907	50,453
Administration Service Fees Payable (Class R)	83	83
Total Liabilities	479,055	876,430
Net Assets	$245,830,468	$280,848,253
Net Assets Consist of:
Paid In Capital	$225,354,102	$254,640,403
Total Distributable Earnings	20,476,366	26,207,850
Net Assets	$245,830,468	$280,848,253

Institutional Class Shares
Net Assets	$245,727,374	$280,745,862
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	22,017,635	23,527,954
Net Asset Value, Offering Price and Redemption Price per Share	$ 11.16	$ 11.93

Class R Shares
Net Assets	$ 103,094	$ 102,391
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	10,000	10,000
Net Asset Value, Offering Price and Redemption Price per Share	$ 10.31	$ 10.24

* Unaffiliated Investments at Identified Cost	$233,204,617	$234,433,338
** Affiliated Investments at Identified Cost	$ -	$ 25,036,007

Statements of Operations
For the fiscal year ended June 30, 2026

Investment Income:
Dividends from Unaffiliated Investments	$ 5,678,316	$ 6,295,387
Dividends from Affiliated Investments	-	125,033
Interest	51,444	48,094
Total Investment Income	5,729,760	6,468,514
Expenses:
Management Fees	2,214,399	2,494,558
Service Fees	469,881	529,993
Administration Service Fees (Class R)	83	83
Net Expenses	2,684,363	3,024,634

Net Investment Income	3,045,397	3,443,880

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	29,973,219	9,279,688
Net Realized Gain on Affiliated Investments	-	73,840
Net Realized Gain on Futures Contracts	13,549,726	22,924,726
Net Change in Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments	(2,425,110)	3,124,727
Net Change in Net Unrealized Appreciation on Affiliated Investments	-	2,984,692
Net Change in Net Unrealized Appreciation on Futures Contracts	-	675,828
Net Realized and Unrealized Gain on Investments	41,097,835	39,063,501

Net Increase in Net Assets from Operations	$ 44,143,232	$ 42,507,381

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statement of Assets and Liabilities	Tactically
June 30, 2026	Passive
Fund
Assets:
Unaffiliated Investment Securities at Fair Value*	$ 138,242,015
Cash	637,216
Receivable for Fund Shares Sold	711,774
Dividends Receivable	4,421
Total Assets	139,595,426
Liabilities:
Payable for Fund Shares Redeemed	117,372
Payable for Securities Purchased	113,418
Management Fees Payable	132,043
Service Fees Payable	28,463
Administration Service Fees Payable (Class R)	81
Total Liabilities	391,377
Net Assets	$ 139,204,049
Net Assets Consist of:
Paid In Capital	$ 132,969,339
Total Distributable Earnings	6,234,710
Net Assets	$ 139,204,049

Institutional Class Shares
Net Assets	$ 139,105,029
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	13,678,250
Net Asset Value, Offering Price and Redemption Price per Share	$ 10.17

Class R Shares
Net Assets	$ 99,020
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	10,000
Net Asset Value, Offering Price and Redemption Price per Share	$ 9.90

* Unaffiliated Investments at Identified Cost	$ 131,999,762

Statement of Operations
For the period** ended June 30, 2026

Investment Income:
Dividends from Unaffiliated Investments	$ 377,466
Interest	-
Total Investment Income	377,466
Expenses:
Management Fees	290,236
Service Fees	63,386
Administration Service Fees (Class R)	81
Net Expenses	353,703

Net Investment Income	23,763

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Unaffiliated Investments	(31,306)
Net Change in Net Unrealized Appreciation on Unaffiliated Investments	6,242,253
Net Realized and Unrealized Gain on Investments	6,210,947

Net Increase in Net Assets from Operations	$ 6,234,710

** Commencement of Operations was February 11, 2026.
The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund

	7/1/2025	7/1/2024	7/1/2025	7/1/2024
	to	to	to	to
	6/30/2026	6/30/2025	6/30/2026	6/30/2025
From Operations:
Net Investment Income	$ 36,474,674	$ 15,771,526	$ 9,013,091	$ 5,350,482
Net Realized Gain (Loss) on Investments	397,296,216	158,443,314	6,216,056	(5,907,707)
Net Realized Gain (Loss) on Futures Contracts	419,884,292	(42,741,429)	-	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(1,504,133)	35,095,761	(4,362,218)	5,249,497
Net Change in Unrealized Appreciation (Depreciation)
on Futures Contracts	(491,617)	21,224,737	-	-
Net Increase in Net Assets from Operations	851,659,432	187,793,909	10,866,929	4,692,272

From Distributions to Shareholders:
Institutional Class Shares	(330,538,614)	(141,313,362)	(10,994,193)	(4,647,085)
Class R Shares	-	-	-	-
Change in Net Assets from Distributions	(330,538,614)	(141,313,362)	(10,994,193)	(4,647,085)

From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class Shares	1,790,017,469	828,349,505	142,247,103	76,381,782
Class R Shares	100,000	-	100,000	-
Shares Issued on Reinvestment of Dividends
Institutional Class Shares	328,907,536	140,771,202	10,772,592	4,488,568
Class R Shares	-	-	-	-
Cost of Shares Redeemed
Institutional Class Shares	(727,290,269)	(433,029,074)	(70,095,662)	(43,714,351)
Class R Shares	-	-	-	-
Net Increase from Shareholder Activity	1,391,734,736	536,091,633	83,024,033	37,155,999

Net Increase in Net Assets	1,912,855,554	582,572,180	82,896,769	37,201,186

Net Assets at Beginning of Year	1,771,336,315	1,188,764,135	159,613,566	122,412,380
Net Assets at End of Year	$3,684,191,869	$1,771,336,315	$ 242,510,335	$ 159,613,566

Share Transactions:
Issued
Institutional Class Shares	118,797,135	62,502,477	14,018,073	7,589,928
Class R Shares	10,000	-	10,000	-
Reinvested
Institutional Class Shares	22,916,079	11,136,206	1,075,205	444,626
Class R Shares	-	-	-	-
Redeemed
Institutional Class Shares	(48,671,962)	(32,731,177)	(6,927,118)	(4,317,779)
Class R Shares	-	-	-	-
Net Increase in Shares	93,051,252	40,907,506	8,176,160	3,716,775

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund

	7/1/2025	7/1/2024	7/1/2025	7/1/2024
	to	to	to	to
	6/30/2026	6/30/2025	6/30/2026	6/30/2025
From Operations:
Net Investment Income	$ 3,045,397	$ 1,070,100	$ 3,443,880	$ 1,624,570
Net Realized Gain on Investments	29,973,219	1,615,141	9,353,528	8,618,133
Net Realized Gain (Loss) on Futures Contracts	13,549,726	(2,952,101)	22,924,726	(5,857,992)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(2,425,110)	1,969,471	6,109,419	1,561,165
Net Change in Unrealized Appreciation on Futures
Contracts	-	-	675,828	1,331,669
Net Increase in Net Assets from Operations	44,143,232	1,702,611	42,507,381	7,277,545

From Distributions to Shareholders:
Institutional Class Shares	(21,967,073)	(5,293,584)	(19,400,099)	(7,203,079)
Class R Shares	-	-	-	-
Change in Net Assets from Distributions	(21,967,073)	(5,293,584)	(19,400,099)	(7,203,079)

From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class Shares	134,314,399	67,126,140	144,659,963	76,691,405
Class R Shares	100,000	-	100,000	-
Shares Issued on Reinvestment of Dividends
Institutional Class Shares	21,865,143	5,231,154	19,311,978	7,152,299
Class R Shares	-	-	-	-
Cost of Shares Redeemed
Institutional Class Shares	(77,207,480)	(39,213,324)	(81,432,226)	(58,349,601)
Class R Shares	-	-	-	-
Net Increase from Shareholder Activity	79,072,062	33,143,970	82,639,715	25,494,103

Net Increase in Net Assets	101,248,221	29,552,997	105,746,997	25,568,569

Net Assets at Beginning of Year	144,582,247	115,029,250	175,101,256	149,532,687
Net Assets at End of Year	$ 245,830,468	$ 144,582,247	$ 280,848,253	$ 175,101,256

Share Transactions:
Issued
Institutional Class Shares	12,672,626	6,874,105	12,783,195	7,225,360
Class R Shares	10,000	-	10,000	-
Reinvested
Institutional Class Shares	2,162,703	556,521	1,762,010	680,101
Class R Shares	-	-	-	-
Redeemed
Institutional Class Shares	(7,376,963)	(4,006,211)	(7,222,327)	(5,512,032)
Class R Shares	-	-	-	-
Net Increase in Shares	7,468,366	3,424,415	7,332,878	2,393,429

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statement of Changes in Net Assets	Tactically Passive Fund
2/11/2026*
to
6/30/2026
From Operations:
Net Investment Income	$ 23,763
Net Realized Loss on Investments	(31,306)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	6,242,253
Net Increase in Net Assets from Operations	6,234,710

From Distributions to Shareholders:
Institutional Class Shares	-
Class R Shares	-
Change in Net Assets from Distributions	-

From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class Shares	136,339,208
Class R Shares	100,000
Shares Issued on Reinvestment of Dividends
Institutional Class Shares	-
Class R Shares	-
Cost of Shares Redeemed
Institutional Class Shares	(3,469,869)
Class R Shares	-
Net Increase from Shareholder Activity	132,969,339

Net Increase in Net Assets	139,204,049

Net Assets at Beginning of Period	-
Net Assets at End of Period	$ 139,204,049

Share Transactions:
Issued
Institutional Class Shares	14,023,114
Class R Shares	10,000
Reinvested
Institutional Class Shares	-
Class R Shares	-
Redeemed
Institutional Class Shares	(344,864)
Class R Shares	-
Net Increase in Shares	13,688,250

* Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund

Financial Highlights - Institutional Class Shares

Selected data for a share outstanding throughout each year:	7/1/2025	7/1/2024	7/1/2023	7/1/2022	7/1/2021
	to	to	to	to	to
	6/30/2026	6/30/2025	6/30/2024	6/30/2023	6/30/2022

Net Asset Value - Beginning of Year	$ 14.31	$ 14.35	$ 14.44	$ 10.28	$ 14.66
Net Investment Income (Loss) (a) (e)	0.22	0.16	0.22	0.29	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	4.63	1.44	0.92	3.89	(1.16)
Total from Investment Operations	4.85	1.60	1.14	4.18	(1.24)

Distributions (From Net Investment Income)	(0.21)	(0.14)	(0.21)	-	-
Distributions (From Capital Gains)	(1.96)	(1.50)	(1.02)	(0.02)	(3.14)
Total Distributions	(2.17)	(1.64)	(1.23)	(0.02)	(3.14)

Net Asset Value - End of Year	$ 16.99	$ 14.31	$ 14.35	$ 14.44	$ 10.28
Total Return (c)	37.40%	12.72%	9.75%	40.72%	(12.38)%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$3,684,090	$1,771,336	$1,188,764	$ 652,111	$ 235,276

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	1.14%	1.14%	1.17%	1.29%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.45%	1.18%	1.68%	2.37%	(0.64)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	1.14%	1.14%	1.17%	1.24%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.45%	1.18%	1.68%	2.37%	(0.59)%

Portfolio Turnover Rate	1,274.51%	1,352.76%	2,445.82%	1,628.24%	1,558.57%

(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund

Financial Highlights - Class R Shares

Selected data for a share outstanding throughout the period:	5/28/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (a) (e)	0.01
Net Gain on Investments (Realized and Unrealized) (b)	0.19
Total from Investment Operations	0.20

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.20
Total Return (c)	2.00%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 102

Ratio of Expenses to Average Net Assets (d)	2.09%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.42%	***

Portfolio Turnover Rate	1,274.51%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund

Financial Highlights - Institutional Class Shares

Selected data for a share outstanding throughout each year:	7/1/2025	7/1/2024	7/1/2023		7/1/2022		7/1/2021
	to	to	to		to		to
	6/30/2026	6/30/2025	6/30/2024		6/30/2023		6/30/2022

Net Asset Value - Beginning of Year	$ 10.11	$ 10.14	$ 10.10		$ 9.48		$ 10.44
Net Investment Income (a) (e)	0.45	0.40	0.33		0.32		0.06
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.13	(0.05)	(0.01)		0.36		(0.79)
Total from Investment Operations	0.58	0.35	0.32		0.68		(0.73)

Distributions (From Net Investment Income)	(0.43)	(0.38)	(0.28)		(0.06)		(0.10)
Distributions (From Capital Gains)	(0.14)	-	-		-		(0.13)
Total Distributions	(0.57)	(0.38)	(0.28)		(0.06)		(0.23)

Net Asset Value - End of Year	$ 10.12	$ 10.11	$ 10.14		$ 10.10		$ 9.48
Total Return (c)	5.86%	3.44%	3.21%		7.16%		(7.15)%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 242,410	$ 159,614	$ 122,412		$ 74,709		$ 42,695

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	1.44%	1.49%	(h)	1.65%	(g)	1.66%
Ratio of Net Investment Income to Average Net Assets (d) (e)	4.47%	3.99%	3.30%		3.11%		0.52%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	1.44%	1.49%	(h)	1.64%	(g)	1.62%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	4.47%	3.99%	3.30%		3.12%		0.56%

Portfolio Turnover Rate	1,096.40%	665.24%	685.94%		761.70%		620.91%

(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund

Financial Highlights - Class R Shares

Selected data for a share outstanding throughout the period:	5/28/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (a) (e)	0.02
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	-	+
Total from Investment Operations	0.02

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.02
Total Return (c)	0.20%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 100

Ratio of Expenses to Average Net Assets (d)	2.30%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.92%	***

Portfolio Turnover Rate	1,096.40%	**

+ Less than $0.005.
* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund

Financial Highlights - Institutional Class Shares

Selected data for a share outstanding throughout each year:	7/1/2025	7/1/2024	7/1/2023	7/1/2022	7/1/2021
	to	to	to	to	to
	6/30/2026	6/30/2025	6/30/2024	6/30/2023	6/30/2022

Net Asset Value - Beginning of Year	$ 9.93	$ 10.33	$ 10.26	$ 8.11	$ 12.12
Net Investment Income (Loss) (a) (e)	0.16	0.09	0.15	0.06	(0.10)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	2.30	(0.03)	(0.01)	2.09	(2.41)
Total from Investment Operations	2.46	0.06	0.14	2.15	(2.51)

Distributions (From Net Investment Income)	(0.14)	(0.13)	(0.07)	-	-
Distributions (From Capital Gains)	(1.09)	(0.33)	-	-	(1.50)
Total Distributions	(1.23)	(0.46)	(0.07)	-	(1.50)

Net Asset Value - End of Year	$ 11.16	$ 9.93	$ 10.33	$ 10.26	$ 8.11
Total Return (c)	26.15%	0.85%	1.35%	26.51%	(23.00)%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 245,727	$ 144,582	$ 115,029	$ 103,503	$ 36,264

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	1.47%	1.50%	1.59%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.54%	0.88%	1.54%	0.68%	(1.05)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	1.47%	1.50%	1.59%	1.63%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.54%	0.88%	1.54%	0.68%	(1.00)%

Portfolio Turnover Rate	1,177.07%	2,273.53%	2,568.77%	1,208.66%	1,483.56%

(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectively, during the fiscal years ended June 30, 2021 and June 30, 2022, respectively. If the voluntary waivers had not occurred, the expense ratios would have been higher.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund

Financial Highlights - Class R Shares

Selected data for a share outstanding throughout the period:	5/28/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (Loss) (a) (e)	-	+
Net Gain on Investments (Realized and Unrealized) (b)	0.31
Total from Investment Operations	0.31

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.31
Total Return (c)	3.10%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 103

Ratio of Expenses to Average Net Assets (d)	2.30%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.55%	***

Portfolio Turnover Rate	1,177.07%	**

+ Less than $0.005.
* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund

Financial Highlights - Institutional Class Shares

Selected data for a share outstanding throughout each year:	7/1/2025	7/1/2024		7/1/2023	7/1/2022	7/1/2021
	to	to		to	to	to
	6/30/2026	6/30/2025		6/30/2024	6/30/2023	6/30/2022

Net Asset Value - Beginning of Year	$ 10.81	$ 10.83		$ 10.51	$ 9.72	$ 12.43
Net Investment Income (Loss) (a) (e)	0.17	0.11		0.20	0.09	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.94	0.41		0.23	0.71	(0.63)
Total from Investment Operations	2.11	0.52		0.43	0.80	(0.71)

Distributions (From Net Investment Income)	(0.17)	(0.14)		(0.11)	-	-
Distributions (From Capital Gains)	(0.82)	(0.40)		-	(0.01)	(2.00)
Total Distributions	(0.99)	(0.54)		(0.11)	(0.01)	(2.00)

Net Asset Value - End of Year	$ 11.93	$ 10.81		$ 10.83	$ 10.51	$ 9.72
Total Return (c)	20.51%	4.95%		4.12%	8.27%	(6.74)%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 280,746	$ 175,101		$ 149,533	$ 91,055	$ 64,948

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.33%	1.41%	(g)	1.47%	1.55%	1.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.51%	1.06%		1.96%	0.92%	(0.79)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.33%	1.41%	(g)	1.47%	1.55%	1.58%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.51%	1.06%		1.96%	0.92%	(0.75)%

Portfolio Turnover Rate	587.93%	917.06%		1,644.06%	1,420.24%	1,544.72%

(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.42% and 1.42%, respectively.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund

Financial Highlights - Class R Shares

Selected data for a share outstanding throughout the period:	5/28/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (a) (e)	0.01
Net Gain on Investments (Realized and Unrealized) (b)	0.23
Total from Investment Operations	0.24

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.24
Total Return (c)	2.40%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 102

Ratio of Expenses to Average Net Assets (d)	2.27%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.09%	***

Portfolio Turnover Rate	587.93%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Potomac Tactically Passive Fund

Financial Highlights - Institutional Class Shares

Selected data for a share outstanding throughout the period:	2/11/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (a) (e)	-	+
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.17
Total from Investment Operations	0.17

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 10.17
Total Return (c)	1.70%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 139,105

Ratio of Expenses to Average Net Assets (d)	1.45%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.10%	***

Portfolio Turnover Rate	6.22%	**

+ Less than $0.005.
* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

Potomac Tactically Passive Fund

Financial Highlights - Class R Shares

Selected data for a share outstanding throughout the period:	5/28/2026*
	to
	6/30/2026

Net Asset Value - Beginning of Period	$ 10.00
Net Investment Income (a) (e)	0.01
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.11)
Total from Investment Operations	(0.10)

Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-

Net Asset Value - End of Period	$ 9.90
Total Return (c)	(1.00)%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 99

Ratio of Expenses to Average Net Assets (d)	2.42%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.70%	***

Portfolio Turnover Rate	6.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
POTOMAC FUNDS
June 30, 2026

1.) ORGANIZATION
The Potomac Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Potomac Defensive Bull Fund (“Defensive Bull Fund”), Potomac Managed Volatility Fund (“Managed Volatility Fund”), Potomac Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Potomac Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. Potomac Tactically Passive Fund ("Tactically Passive Fund") was organized as a non-diversified series of the Trust on December 4, 2025, and commenced operations on February 11, 2026. As of June 30, 2026, there were ten series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”).

The Funds currently offer Institutional Class shares and Class R shares. Prior to May 28, 2026, the Funds offered only one class of shares. Effective May 28, 2026, that class of shares for each Fund was redesignated as the Institutional Class shares, and Class R shares were offered effective the same date. The classes differ principally in their respective fee structures and class-specific administrative and shareholder servicing expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Institutional Class shares are offered at net asset value without an initial sales charge. Class R shares are offered at net asset value without an initial sales charge and are subject to class-specific administrative service fees and other expenses. The Funds' investment objective is to seek long-term capital appreciation.

Throughout the Notes to the Financial Statements, the "fiscal year ended June 30, 2026" represents the fiscal year ended June 30, 2026 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, and Tactical Rotation Fund, and the Period February 11, 2026 (Commencement of Operations) through June 30, 2026 for the Tactically Passive Fund.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the significant accounting policies described in this section.

SEGMENT REPORTING
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and his role, the Chief Executive Officer at the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. Each NAV is calculated by taking the total value of the class’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. For each class, the offering price and redemption price per share is equal to the net asset value per share.

CASH
The Funds may maintain cash at its custodian and/or broker which, at times, may exceed United States federally insured limits.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended June 30, 2026, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Funds' continued compliance with the IRC requirements of regulated investment companies and the Funds' lack of direct exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Funds' financial statements.

FUND OF FUNDS STRUCTURE
Each Fund invests in portfolios of exchange traded funds (ETFs) and open-end mutual funds (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the Underlying Funds, see Note 3.

FUTURES
Each Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent each Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to each Fund’s position, each Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. Each Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in equity securities and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of equity securities that it intends to buy. With stock index futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Additionally, the Funds may hold publicly traded investments which are structured as partnerships for tax purposes. It is common for distributions from partnerships to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from partnerships is reclassified upon receipt of the partnerships' K-1. For financial reporting purposes, management does not estimate the tax character of partnership distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to each individual Fund based on each Fund’s relative net assets or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Tactically Passive Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to each Fund's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Designee, subject to review of the Board of Trustees, and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

Mutual funds. Mutual funds are valued at the NAV as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

Derivative Instruments (including futures contracts).Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized as Level 1 of the fair value hierarchy. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price and are generally categorized as a level 2 security. If there is not a bid or ask price on the primary exchange on which the future trades, the future will be valued at fair value as determined in good faith by the Valuation Committee which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2026:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,994,048,585	$ -	$ -	$2,994,048,585
Money Market Funds	419,520,900	-	-	419,520,900
Total	$3,413,569,485	$ -	$ -	$3,413,569,485

Futures Contracts	$ 20,733,120	$ -	$ -	$ 20,733,120

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 234,142,209	$ -	$ -	$ 234,142,209
Money Market Funds	7,096,928	-	-	7,096,928
Total	$ 241,239,137	$ -	$ -	$ 241,239,137

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 221,291,845	$ -	$ -	$ 221,291,845
Money Market Funds	11,256,611	-	-	11,256,611
Total	$ 232,548,456	$ -	$ -	$ 232,548,456

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 222,514,416	$ -	$ -	$ 222,514,416
Money Market Funds	44,989,076	-	-	44,989,076
Total	$ 267,503,492	$ -	$ -	$ 267,503,492

Futures Contracts	$ 2,007,497	$ -	$ -	$ 2,007,497

Tactically Passive Fund
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 137,586,510	$ -	$ -	$ 137,586,510
Money Market Funds	655,505	-	-	655,505
Total	$ 138,242,015	$ -	$ -	$ 138,242,015

The Funds did not hold any level 3 assets during the fiscal year ended June 30, 2026. Futures contracts include unrealized gain (loss) on contracts open at June 30, 2026.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENTS
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the fiscal year ended June 30, 2026, the Advisor earned management fees in the amounts of $23,092,707, $2,255,466, $2,214,399, $2,494,558 and $290,236 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, Tactical Rotation Fund and Tactically Passive Fund, respectively. At June 30, 2026, $2,649,926, $210,610, $211,323, $236,285 and $132,043 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, Tactical Rotation Fund and Tactically Passive Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. From November 1, 2021 through October 2, 2023, under the Services Agreement the Advisor received a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the fiscal year ended June 30, 2026, the Advisor earned services fees from Institutional Class shares in the amounts of $5,106,714, $478,346, $469,881, $529,993 and $63,386 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, Tactical Rotation Fund and Tactically Passive Fund, respectively. At June 30, 2026, $586,818, $44,748, $44,907, $50,453 and $28,463 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, Tactical Rotation Fund and Tactically Passive Fund, respectively.

The Advisor entered into an Administrative Services Agreement with the Trust, with respect to the Class R Shares. Under the terms of the Administrative Services Agreement, the Advisor receives a fee from each Fund in an amount equal to 1.00% of the average daily net asset value of the Class R shares of the Fund (the “R Shares Administrative Services Fee”). Services provided or procured by the Advisor pursuant to the Administrative Services Agreement include, among others: (a) development and maintenance of a web-based software platform for use by investment advisers and clients; (b) creation of a customized full-color client investment proposal statement for each individual client; (c) facilitating the initiation and setup of new account and related asset transfers to enable the maintenance of multiple Fund holdings in a single client account; (d) consolidated reporting development showing the managed accounts alongside the retirement accounts; (e) data procurement with respect to plan rules and eligibility requirements; (f) creation of quarterly performance reports for use by advisers and clients reflecting a consolidated view of all Fund holdings beneficially owned by the client among various account registration types (i.e., various retirement and non-retirement accounts); (g) attending to correspondence, requests and inquiries from shareholders and/or their adviser representatives with regard to processing of purchases and redemptions of Fund shares; (h) implementation of single requests for account changes and transactions across multiple related account registrations and affecting multiple Fund holdings; (i) monitoring and overseeing relationships with entities providing services to the shareholders, including the transfer agent and custodians; (j) facilitating the calculation and automated payment of fees by multiple client account registrations in a consolidated fashion to the client's adviser; (k) interfacing with custodians to link self-directed brokerage accounts (“SDBA”) and management investments; (l) printing, responding to email, and answering phone calls of advisers in connection with the servicing of client accounts; (m) plan database development; (n) facilitating client set up and access to the SDBA within their employer-sponsored retirement plan; (o) educating clients on the use and benefits of SDBAs and helping clients avoid common behavioral pitfalls in self-directed investing; (p) providing technical and operational support for account management, trading, and compliance; and (q) facilitating transitions and asset retention as clients change employers or retire.

During the period ended June 30, 2026, the Advisor earned Administrative Service Agreement Fees related to Class R shares of $82, $82, $83, $83, and $81, from the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund, Tactical Rotation Fund and Tactically Passive Fund, respectively. As of June 30, 2026, all of the Administrative Service Fees for each of the Funds was due to the Advisor.

5.) DERIVATIVE TRANSACTIONS
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within each Statement of Assets and Liabilities as of June 30, 2026, was as follows:

Defensive Bull Fund:
Type of Derivative / Risk	Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$20,733,120

Tactical Rotation Fund:
Type of Derivative / Risk	Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$2,007,497

Realized and unrealized gains and losses on derivative contracts entered during the fiscal year ended June 30, 2026, by each Fund are recorded in the following locations in the Statements of Operations.

Defensive Bull Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$419,884,292	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	($491,617)

Tactical Opportunities Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$13,549,726	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	$0

Tactical Rotation Fund:
	Location	Realized Gain/(Loss)	Location	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$22,924,726	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts	$675,828

For the fiscal year ended June 30, 2026, the average monthly notional value of the futures contracts purchased long were $2,192,981,840, $35,498,486, and $104,366,834, for Defensive Bull Fund, Tactical Opportunities, and Tactical Rotation Fund, respectively. Managed Volatility Fund and Tactically Passive Fund did not invest in futures contracts during the fiscal year ended June 30, 2026.

6.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $19,000, for a total of $57,000 in Trustees’ fees for the fiscal year ended June 30, 2026 by the Advisor.

The Chief Compliance Officer (“CCO”) of the Funds was paid $5,110 per Fund, except for the Tactically Passive Fund which paid $1,250, for a total of $21,690, in CCO fees for the fiscal year ended June 30, 2026, by the Advisor.

7.) INVESTMENTS
For the fiscal year ended June 30, 2026, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical	Tactically
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund	Passive Fund
Purchases	$ 27,646,376,681	$2,131,276,370	$ 1,978,977,788	$1,087,429,961	$ 135,494,245
Sales	$ 26,453,213,081	$2,054,684,799	$ 1,888,819,112	$1,036,416,691	$ 4,118,683

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act, as amended. As of June 30, 2026, Charles Schwab & Co., Inc. located in San Francisco, California, and LPL Financial Services, located in San Diego, California, held for the benefit of their customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Charles Schwab or LPL Financial Services, owned or controlled 25% or more of the voting securities of each Fund.

		LPL Financial
	Charles Schwab	Services
Defensive Bull Fund	43.89%	-- *
Managed Volatility Fund	39.52%	26.53%
Tactical Opportunities Fund	39.73%	28.31%
Tactical Rotation Fund	45.98%	-- *
Tactically Passive Fund	58.08%	-- *

* Less than 25%

9.) TAX MATTERS
For federal income tax purposes, at June 30, 2026 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical	Tactically
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund	Passive Fund
Cost of Investments	$3,386,564,401	$ 242,703,055	$ 238,001,842	$ 259,688,872	$ 132,036,449

Gross Unrealized Appreciation	$ 27,137,272	$ -	$ 5,134,144	$ 7,848,585	$ 6,206,230
Gross Unrealized Depreciation	(132,188)	(1,463,918)	(10,587,530)	(33,965)	(664)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 27,005,084	$ (1,463,918)	$ (5,453,386)	$ 7,814,620	$ 6,205,566

The tax character of distributions paid during the fiscal year ended June 30, 2026 and fiscal year ended June 30, 2025 were as follows for the Institutional Class shares:

	Fiscal Year Ended		Fiscal Year Ended
	June 30, 2026	June 30, 2025
Defensive Bull Fund
Ordinary Income	$ 295,560,970	$ 141,313,362
Long-term Capital Gain	34,977,644	-
	$ 330,538,614	$ 141,313,362

Managed Volatility Fund
Ordinary Income	$ 10,930,526	$ 4,031,595
Tax-Exempt Income	14,562	615,490
Long-term Capital Gain	49,105	-
	$ 10,994,193	$ 4,647,085

Tactical Opportunities Fund
Ordinary Income	$ 16,088,119	$ 5,293,584
Long-term Capital Gain	5,878,954	-
	$ 21,967,073	$ 5,293,584

Tactical Rotation Fund
Ordinary Income	$ 17,160,883	$ 7,203,079
Long-term Capital Gain	2,239,216	-
	$ 19,400,099	$ 7,203,079

Tactically Passive Fund
Ordinary Income	$ -
Long-term Capital Gain	-
	$ -

Class R shares did not pay any distributions during the period May 28, 2026 (commencement of operations) through June 30, 2026.

As of June 30, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

		Defensive Bull Fund		Managed Volatility Fund
Undistributed Ordinary Income		$ 456,667,837		$ 3,192,538
Accumulated Undistributed Capital Gains		137,959,069		-
Accumulated Capital and Other Losses		-		(1,565,211)
Unrealized Appreciation /(Depreciation) - Net		27,005,084		(1,463,918)
		$ 621,631,990		$ 163,409

		Tactical Opportunities Fund		Tactical Rotation Fund
Undistributed Ordinary Income		$ 25,929,752		$ 9,702,132
Accumulated Undistributed Capital Gains		-		8,691,098
Unrealized Appreciation /(Depreciation) - Net		(5,453,386)		7,814,620
		$ 20,476,366		$ 26,207,850

		Tactically Passive Fund
Undistributed Ordinary Income		$ 29,144
Unrealized Appreciation - Net		6,205,566
		$ 6,234,710

As of June 30, 2026, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of wash sales and treatment of derivatives.

As of June 30, 2026, accumulated capital and other losses include the following:

Managed Volatility Fund
Deferred Post October Capital Loss	$1,565,211

Under current tax law, post-October capital losses incurred after October 31 of a fund’s fiscal year end may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Capital loss carryforwards have no expiration.

During the fiscal year ending June 30, 2026, the Managed Volatility Fund and the Tactical Opportunities Fund utilized $1,308,183 and $3,128,025 of capital loss carryforward, respectively.

For the tax year ended June 30, 2026, the following permanent adjustments were recorded. The adjustments were primarily attributed to the use of equalization for tax purposes:

Defensive Bull
Paid In Capital	$78,698,892
Distributable Earnings	($78,698,892)

Tactical Opportunities
Paid In Capital	$479,620
Distributable Earnings	($479,620)

Tactical Rotation
Paid In Capital	$3,230,018
Distributable Earnings	($3,230,018)

10.) LEVERAGED ETF RISKS
The Funds may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

11.) AFFILIATED ISSUER TRANSACTIONS
When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund.

During the fiscal year ended June 30, 2026, Defensive Bull Fund had the following transactions with affiliated investments:

		BondBloxx
		Bloomberg
		Six Month Target
		Duration US
Security Name		Treasury ETF
Value as of June 30, 2025		$ 217,199,682
Purchases		691,047,507
Sales		(569,569,087)
Change in Unrealized Depreciation		(138,218)
Realized Gain		334,184
Value as of June 30, 2026		$ 338,874,068
Shares Balance as of June 30, 2026		6,737,059
Dividends		$ 10,316,018
Capital Gain Distributions		$ -

		Direxion Daily S&P
		500 3X Bull Shares
Security Name		ETF
Value as of June 30, 2025		$ 291,385,850
Purchases		2,172,126,856
Sales		(2,544,951,932)
Change in Unrealized Depreciation		(14,757,024)
Realized Gain		96,196,250
Value as of June 30, 2026		$ -
Shares Balance as of June 30, 2026		-
Dividends		$ -
Capital Gain Distributions		$ -

		ProShares
		UltraPro
Security Name		S&P 500 ETF
Value as of June 30, 2025		$ 291,330,766
Purchases		2,172,926,438
Sales		(2,543,933,291)
Change in Unrealized Depreciation		(14,316,753)
Realized Gain		93,992,840
Value as of June 30, 2026		$ -
Shares Balance as of June 30, 2026		-
Dividends		$ 451,656
Capital Gain Distributions		$ -

As presented in the Statement of Operations, for the fiscal year ended June 30, 2026, Defensive Bull Fund received $10,767,674, from affiliated dividend income; realized gains of $190,523,274 from affiliates, and generated net change in net unrealized depreciation on affiliated investments of $29,211,995. As of June 30, 2026, Defensive Bull Fund held $338,874,068 in affiliated investments as presented on the Statement of Assets and Liabilities.

Also, during the fiscal year ended June 30, 2026, Managed Volatility Fund had the following transactions with affiliated investments:

		BondBloxx
		BB Rated USD
		High Yield
		Corporate
Security Name		Bond ETF
Value as of June 30, 2025		$ -
Purchases		555,860,481
Sales		(497,964,435)
Change in Unrealized Appreciation		214,744
Realized Loss		(3,079,102)
Value as of June 30, 2026		$ 55,031,688
Shares Balance as of June 30, 2026		1,342,400
Dividends		$ 1,731,334
Capital Gain Distributions		$ -

		BondBloxx
		CCC Rated
		USD High Yield
		Corporate
Security Name		Bond ETF
Value as of June 30, 2025		$ -
Purchases		569,379,357
Sales		(506,377,879)
Change in Unrealized Depreciation		(24,733)
Realized Loss		(3,562,276)
Value as of June 30, 2026		$ 59,414,469
Shares Balance as of June 30, 2026		1,624,900
Dividends		$ 3,009,720
Capital Gain Distributions		$ -

		Invesco DB
		US Dollar Index
Security Name		Bullish Fund
Value as of June 30, 2025		$ -
Purchases		57,474,803
Sales		(27,590,201)
Change in Unrealized Appreciation		457,036
Realized Loss		(363,406)
Value as of June 30, 2026		$ 29,978,232
Shares Balance as of June 30, 2026		1,055,200
Dividends		$ -
Capital Gain Distributions		$ -

		KraneShares
		Mount Lucas
		Managed Futures
		Index Strategy
Security Name		ETF
Value as of June 30, 2025		$ -
Purchases		56,487,188
Sales		(56,530,447)
Change in Unrealized Appreciation		-
Realized Gain		43,259
Value as of June 30, 2026		$ -
Shares Balance as of June 30, 2026		-
Dividends		$ -
Capital Gain Distributions		$ -

As presented in the Statement of Operations, for the fiscal year ended June 30, 2026, Managed Volatility Fund received $4,741,054, from affiliated dividend income; realized losses of $6,961,525 from affiliates, and generated net change in net unrealized appreciation on affiliated investments of $647,047. As of June 30, 2026, Managed Volatility Fund held $144,424,389 in affiliated investments as presented on the Statement of Assets and Liabilities.

Additionally, during the fiscal year ended June 30, 2026, Tactical Rotation Fund had the following transactions with affiliated investments:

		Astoria US
		Equal Weight
		Quality Kings
Security Name		ETF
Value as of June 30, 2025		$ -
Purchases		55,045,351
Sales		(30,083,184)
Change in Unrealized Appreciation		2,984,692
Realized Gain		73,840
Value as of June 30, 2026		$ 28,020,699
Shares Balance as of June 30, 2026		657,300
Dividends		$ 125,033
Capital Gain Distributions		$ -

As presented in the Statement of Operations, for the fiscal year ended June 30, 2026, Tactical Rotation Fund received $125,033, from affiliated dividend income; realized gains of $73,840 from affiliates, and generated net change in net unrealized appreciation on affiliated investments of $2,984,692. As of June 30, 2026, Tactical Rotation Fund held $28,020,699 in affiliated investments as presented on the Statement of Assets and Liabilities.

There were no affiliated investment transactions in Tactical Opportunities Fund and Tactically Passive Fund during the fiscal year ended June 30, 2026.

12.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Potomac Funds and
Board of Trustees of PFS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts (as applicable), of Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Opportunities Fund, Potomac Tactical Rotation Fund, and Potomac Tactically Passive Fund (the “Funds”), each a series of PFS Funds, as of June 30, 2026, the related statements of operations, the statements of changes, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Potomac Defensive Bull Fund, Potomac Managed Volatility Fund, Potomac Tactical Opportunities Fund, and Potomac Tactical Rotation Fund	For the year ended June 30, 2026	For the years ended June 30, 2026, and 2025	For the years ended June 30, 2026, 2025, 2024, 2023, and 2022
Potomac Tactically Passive Fund	For the period from February 11, 2026 (commencement of operations) through June 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 26, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

1. MANAGEMENT AGREEMENT APPROVAL - POTOMAC TACTICALLY PASSIVE FUND

On December 4, 2025, the Board of Trustees (the “Board” or the “Trustees”) considered the approval of the management agreement (the “Agreement”) between the Trust and Potomac Fund Management, Inc. (“Potomac”) on behalf of the Potomac Tactically Passive Fund (the “Potomac Fund”), as well as the amendments to the various proposed service agreements between the Trust and the service providers. The Board discussed the arrangements between Potomac and the Trust concerning the Potomac Tactically Passive Fund. The Board reflected on its discussions with a representative from Potomac regarding the proposed Agreement and the strategies that would be employed on behalf of the Potomac Fund. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to Potomac and its response thereto, financial information from Potomac, a copy of Potomac’s Form ADV, and a fee comparison analysis of the Potomac Tactically Passive Fund and comparable mutual funds. Counsel reviewed with the Board a memorandum from Counsel and the proposed Agreement and outlined the various factors the Board should consider in deciding whether to approve the Agreement. The Board also reflected on Potomac’s discussion with the Board at today’s Meeting.

In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1. Nature, Extent, and Quality of the Services Provided to be by Potomac

In considering the nature, extent, and quality of the services to be provided by Potomac, the Trustees reviewed the responsibilities of Potomac under the Agreement. The Trustees reviewed the services that will be provided by Potomac including, without limitation: investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Potomac Fund’s investment objective, strategies and limitations, and regulatory requirements. The Trustees reflected on their earlier discussions with a representative from Potomac. The Trustees considered the coordination of services for the Potomac Fund among Potomac and the service providers and Potomac’s expected interactions with the Independent Trustees; and the expected efforts of Potomac to promote the Potomac Fund and grow its assets. The Trustees noted Potomac’s commitment to retain qualified personnel and to maintain and enhance its resources and systems to serve the Potomac Fund. The Trustees evaluated Potomac’s personnel, including the education and experience of their personnel. The Trustees discussed the professionalism of the representative from Potomac and the overall quality of his presentation to the Board. After reviewing the foregoing information and further information in the materials provided by Potomac, the Board concluded that, considering all the facts and circumstances, the nature, extent, and quality of the services to be provided by Potomac were satisfactory and adequate for the Potomac Fund.

2. Investment Performance of the Potomac Fund and Potomac

The Trustees noted that while Potomac does not manage any other accounts with similar strategies as those used on behalf of the Potomac Fund, Potomac has extensive experience managing tactical allocation funds. The Trustees considered Potomac’s experience as an asset manager and its investment processes, including broker selection and the management of the various trading platforms that will be used to manage the Potomac Fund’s portfolio. After considering all these factors, the Board determined that Potomac’s experience should result in satisfactory performance for each of the Potomac Fund and its shareholders.

3. Costs of the Services to be Provided and Profits to be Realized by Potomac

In considering the costs of the services to be provided and profits to be realized by Potomac from the relationship with the Potomac Fund, the Trustees considered: (1) Potomac’s financial condition and the level of commitment to the Potomac Fund by Potomac; (2) the expected asset level of the Potomac Fund; (3) the projected overall expenses of the Potomac Fund, which includes the fees paid to Potomac under the Services Agreement; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed the information provided by Potomac regarding its projected profits associated with managing the Potomac Fund. The Trustees also considered potential benefits for Potomac in managing the Potomac Fund. The Trustees then compared the fees and expenses of the Potomac Fund (including the management fee and breakpoints) to other comparable mutual funds. The Trustees reviewed the Potomac Fund’s estimated net expense ratio and compared it to Morningstar’s Tactical Allocation Funds category (the “Category”) and a sub-set of the Category, which contained peers with assets ranging from $10 million to $75 million, excluding Index Funds (the “Peer Group”), noting that the net expense ratio for the Potomac Fund was above the Peer Group average and the Category average but was within the range of net expense ratios of the Peer Group and Category, respectively. The Trustees also reviewed the management fee for the Potomac Fund as compared to the Peer Group and Category averages and noted that the management fee was higher than the Peer Group average and Category Average but was within the range of management fees of the Peer Group and the Category, respectively. They considered that under the contractual arrangements with Potomac, it was required to pay most of the Potomac Fund’s operating expenses out of its assets. The Trustees also noted that Potomac has agreed to breakpoints in the management fee as the Potomac Fund grows its assets beyond certain thresholds. They also considered Potomac’s representation that they would not charge a separate account management fee on client assets invested in the Potomac Fund. Based on the foregoing, the Board concluded that the projected fees to be paid to Potomac and the projected profits to be realized by Potomac, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Potomac.

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Potomac Fund’s size and whether advisory fee levels will reflect those economies of scale for the benefit of the Potomac Fund’ investors. The Trustees considered that the management fee structure and the services fee structure for the Potomac Fund include breakpoints that will benefit shareholders as the Potomac Fund reaches certain asset thresholds. They also noted that shareholders will experience benefits from the fact that Potomac is obligated to pay certain of the Potomac Fund’s operating expenses, which has the effect of limiting the overall fees paid by the Potomac Fund. In light of its ongoing consideration of the Potomac Fund’s projected asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Potomac Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Potomac.

5. Possible Conflicts of Interest and Benefits to Potomac

In considering Potomac’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Potomac Fund; the basis of decisions to buy or sell securities for the Potomac Fund; and the substance and administration of Potomac’s respective codes of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to Potomac’s potential conflicts of interest. The Trustees noted that Potomac does utilize soft dollars to allow Potomac to gain access to valuable market research and trade compliance tools. The Trustees discussed the potential benefit of additional public exposure of Potomac based on marketing that is done for the Potomac Fund. No other potential benefits (other than the management and service fees paid to Potomac) were identified by the Trustees. Based on the foregoing, the Board determined that Potomac’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Next, the Independent Trustees met in executive session along with Counsel to discuss the approval of the Agreement. The officers of the Trust and others present were excused during this discussion.

After further discussion and careful review by the Board, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement for an initial two-year term.

2. MANAGEMENT AGREEMENT RENEWAL - POTOMAC DEFENSIVE BULL FUND, POTOMAC MANAGED VOLATILITY FUND, POTOMAC TACTICAL OPPORTUNITIES FUND AND POTOMAC TACTICAL ROTATION FUND

On June 12, 2026, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Management Agreement”) between Potomac Fund Management, Inc. (“Potomac”) and the Trust with respect to the Potomac Funds. Legal counsel noted that the Potomac Tactically Passive Fund was not included because the Fund recently commenced operations and the Fund’s Management Agreement did not require renewal until 2027. In approving the continuation of the Management Agreement, the Board considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Potomac to the Potomac Funds; (ii) the investment performance of the Potomac Funds; (iii) the cost of the services to be provided and the profits to be realized by Potomac from the relationship with the Potomac Funds; (iv) the extent to which economies of scale will be realized as the Potomac Funds grow and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Potomac’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at its regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board also considered the presentation made by a representative of Potomac at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Management Agreement, as well as information relevant to their consideration of the Management Agreement including: (i) information regarding the services and support provided to the Potomac Funds and their shareholders by Potomac; (ii) assessments of the investment performance of the Potomac Funds by the portfolio manager from Potomac; (iii) commentary on the reasons for the performance; (iv) presentations addressing Potomac’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Potomac Funds and Potomac; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Potomac; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Potomac, including financial information, a description of personnel and the services provided to the Potomac Funds, information on investment advice, performance, summaries of the Potomac Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Potomac Funds; (iii) the anticipated effect of size on the Potomac Funds’ performance and expenses; and (iv) benefits to be realized by Potomac from its relationship with the Potomac Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement and each Trustee may have afforded a different weight to the various factors.

In deciding whether to approve the continuation of the Management Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services provided by Potomac.

In this regard, the Board considered the responsibilities of Potomac under the Management Agreement. The Board reviewed the services provided by Potomac to the Potomac Funds including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Potomac Funds’ investment objectives and limitations; Potomac’s coordination of services for the Potomac Funds among the service providers; and the efforts of Potomac to promote the Potomac Funds and grow assets. The Board considered: Potomac’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Potomac, the Board concluded that the quality, extent, and nature of the services provided by Potomac was satisfactory and adequate for the Potomac Funds.

2. The investment performance of the Potomac Funds and Potomac.

In considering the investment performance of the Potomac Funds and Potomac, the Trustees compared the performance of the Potomac Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. As to the performance of the Potomac Funds, the Trustees compared each Potomac Fund’s performance to its Morningstar category, (each, a “Category”) and to a group of funds of similar size, style and objective, derived from the Category (the “Peer Group”). The performance data from the Category and the Peer Group covered periods ended April 30, 2026.

The Trustees noted that with respect to the Potomac Defensive Bull Fund, for the 1-year period ended April 30, 2026, the Fund had outperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Aggressive Index and the S&P 500 Index. For the 3-year period ended April 30, 2026, the Fund had outperformed the average of its Category, Peer Group, S&P Target Risk Aggressive Index, and underperformed the S&P 500 Index. For the 5-year period ended April 30, 2026, the Fund had outperformed the average of its Category, Peer Group, S&P Target Risk Aggressive Index and the S&P 500 Index.

The Trustees noted that with respect to the Potomac Managed Volatility Fund, for the 1-year period ended April 30, 2026, the Fund had outperformed the average of its Category (US Fund Nontraditional Bond Funds), Peer Group, and the Bloomberg Global-Aggregate Total Return Index but underperformed the S&P Target Risk Conservative Index. For the 3-year period ended April 30, 2026, the Fund had outperformed the Bloomberg Global-Aggregate Total Return Index, but had underperformed its Category, Peer Group and S&P Target Risk Conservative Index. For the 5-year period ended April 30, 2026, the Fund had outperformed the average of its Category and the Bloomberg Global-Aggregate Total Return Index, but had underperformed its Peer Group and S&P Target Risk Conservative Index.

The Trustees noted that with respect to the Potomac Tactical Opportunities Fund, for the 1-year period ended April 30, 2026, the Fund had outperformed its Category (US Fund Tactical Allocation Funds), Peer Group and the S&P Target Risk Balanced Index, but had underperformed the S&P 500 Index. For the 3-year and 5-year periods ended April 30, 2026, the Fund had underperformed the average of its Category, Peer Group, the S&P Target Risk Balanced Index and the S&P 500 Index.

The Trustees noted that with respect to the Potomac Tactical Rotation Fund, for the 1-year period ended April 30, 2026, the Fund had outperformed the S&P Target Risk Moderate Index, and the average of its Peer Group, but had underperformed its Category (US Tactical Allocation Funds) and the S&P 500 Index. The Trustees noted that for the 3-year period ended April 30, 2026, the Fund had underperformed the average of its Category, Peer Group, the S&P Target Risk Moderate Index and the S&P 500 Index. For the 5-year period ended April 30, 2026, the Fund had outperformed the average of the S&P Target Risk Moderate Index and its Peer Group but had underperformed the average of its Category and the S&P 500 Index.

The Trustees reflected on the management style utilized for each of the Potomac Funds and noted the positive performance of each of the Potomac Funds in a difficult market environment. After reviewing and discussing the investment performance of each of the Potomac Funds further, Potomac’s experience managing the Potomac Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Potomac Funds and Potomac was satisfactory.

3. The costs of the services to be provided and the profits to be realized by Potomac from the relationship with the Potomac Funds.

In considering the costs of the services to be provided and profits to be realized by Potomac from the relationship with the Potomac Funds, the Trustees considered: (1) Potomac’s financial condition and the level of commitment to the Potomac Funds and Potomac by the principals of Potomac; (2) the asset level of the Potomac Funds; (3) the overall expenses of the Potomac Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Potomac regarding its profits associated with managing the Potomac Funds. The Trustees also considered potential benefits for Potomac in managing the Potomac Funds, noting it was created to provide an efficient structure for clients of Potomac to access the respective investment strategy.

The Trustees then compared the fees and expenses of the Potomac Funds (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Management Agreement and compared them to the average management fee of the Category and Peer Group, noting that each of the Potomac Funds’ management fee was higher than the average management fee for its Category and Peer Group, respectively. The Trustees also reviewed the net expense ratios of each Potomac Fund and compared them to the average net expense ratio of the Category and Peer Group, noting that each of the Potomac Funds’ net expense ratio was higher than the average net expense ratio of its Category and Peer Group, with the exception of the Potomac Defensive Bull Fund’s and Potomac Tactical Rotation Fund’s net expense ratio, both of which were lower than the average net expense ratio of its Category. The Board also noted that each of the Potomac Funds’ management fees and expense ratios were within the range of funds in its Category and Peer Group. The Board noted that Potomac does not offer similar strategies as employed by the Potomac Funds to non-mutual fund clients. The Trustees also considered that under the contractual arrangements with Potomac, it was required to pay most of the Potomac Funds’ operating expenses out of its assets. The Trustees also considered a profitability analysis of Potomac’s relationship with the Potomac Funds. Based on the foregoing, the Board concluded that the fee arrangements to Potomac and the profitability of Potomac, considering all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Potomac.

4. The extent to which economies of scale would be realized as the Potomac Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Potomac Funds’ investors.

In this regard, the Board considered the Potomac Funds’ fee arrangements with Potomac. The Board discussed the breakpoints included in the Management Agreement and the Services Agreement and the impact on shareholders. It was further noted that under the Services Agreement, Potomac is obligated to pay certain of the Potomac Funds’ operating expenses which had the effect of limiting the overall fees paid by each Fund. Following further discussion of the Potomac Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that each Potomac Fund’s fee arrangement with Potomac was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Potomac.

5. Possible conflicts of interest and benefits to Potomac.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Potomac Funds; the basis of decisions to buy or sell securities for the Potomac Funds; the method for bunching of portfolio securities transactions; and the substance and administration of Potomac’s Code of Ethics and other relevant policies described in Potomac’s Form ADV and compliance manual. Following further consideration and discussion, the Board indicated that Potomac’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Trustees noted Potomac’s utilization of soft dollars and the benefits that could be derived by the Funds.

After further discussion and careful review by the Board, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement for another one-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 8/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 8/31/2026

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 8/31/2026